Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	RETO ECO-SOLUTIONS, INC.
Trading Symbol	RETO
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	37,451,882
Amendment Flag	false
Entity Central Index Key	0001687277
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38307
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	c/o Beijing REIT Technology Development Co., Ltd
Entity Address, Address Line Two	X-702, Tower A, 60 Anli Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100101
Title of 12(b) Security	Common shares, $0.1 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	YCM CPA, Inc.
Auditor Firm ID	6781
Auditor Location	Irvine, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	c/o Beijing REIT Technology Development Co., Ltd
Entity Address, Address Line Two	X-702, Tower A, 60 Anli Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100101
Contact Personnel Name	Hengfang Li
City Area Code	(+86)
Local Phone Number	10-64827328
Contact Personnel Email Address	ir@retoeco.com